Net Loss per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Net loss per Share
Note 7. Net Loss Per Share
The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(U.S. $ in thousands, except per share amounts)		(U.S $ in thousands, except per share amounts)
Numerator:
Net loss for basic and diluted net loss per share	$(16,745)	$(25,743)	$(29,799)	$(51,726)
Denominator:
Weighted average shares, net of treasury shares - for basic and diluted net loss per share	83,485	70,746	77,722	70,367

Net loss per share
Basic and diluted	$(0.20)	$(0.36)	$(0.38)	$(0.74)
 The computation of diluted net loss per share excluded share awards of 3.1 million shares and 5.5 million shares for the three months ended June 30, 2025 and 2024, respectively, because the inclusion of those shares would have had an anti-dilutive effect on the diluted net loss per share.
The computation of diluted net loss per share excluded share awards of 2.1 million shares and 3.9 million shares for the six months ended June 30, 2025 and 2024 respectively, because the inclusion of those shares would have had an anti-dilutive effect on the diluted net loss per share.